PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Long-Term Fund

June 30, 2019 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.9%)

Alabama (1.5%)

$4,245	Chatom IDB (INS - Assured Guaranty Municipal
	Corp.)	5.00%	8/01/2037 $	4,384
350	Columbia IDB (Put Date 7/01/2019)(a)	1.98	12/01/2037	350
7,000	Docks Department (PRE)	6.00	10/01/2035	7,410
4,500	Homewood Educational Building Auth.	5.00	12/01/2047	5,171
11,500	Lower Alabama Gas District	5.00	9/01/2046	15,521
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,947
2,000	Selma IDB	5.80	5/01/2034	2,066
				36,849

Arizona (2.8%)

5,000	Apache County IDA	4.50	3/01/2030	5,272
5,000	City of Goodyear	5.63	7/01/2039	5,200
1,000	City of Phoenix Civic Improvement Corp. (INS -
	National Public Finance Guarantee Corp.)	5.50	7/01/2029	1,314
1,500	City of Phoenix Civic Improvement Corp. (INS -
	National Public Finance Guarantee Corp.)	5.50	7/01/2030	1,998
6,000	Health Facilities Auth.	5.00	2/01/2042	6,396
5,000	Health Facilities Auth. (MUNIPSA + 1.85%) (Put
	Date 2/01/2023)(b)	3.75(c)	2/01/2048	5,178
1,725	IDA	5.00	7/01/2052	1,945
1,600	Maricopa County IDA	5.00	7/01/2047	1,748
7,000	Maricopa County Pollution Control Corp.	5.00	6/01/2035	7,177
6,000	Phoenix IDA(d)	5.00	7/01/2044	6,441
1,200	Phoenix IDA	5.00	7/01/2041	1,307
1,250	Phoenix IDA	5.00	7/01/2042	1,426
3,000	Pima County IDA	5.25	10/01/2040	3,117
2,685	Pima County IDA	4.50	6/01/2030	2,844
3,000	Pima County IDA	4.00	9/01/2029	3,172
2,000	Pima County IDA(d)	5.00	6/15/2052	2,050
10,000	Pinal County Electrical District No. 3	4.00	7/01/2041	10,731
				67,316

Arkansas (0.2%)

1,000	Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
	(Zero Coupon)	0.00	7/01/2028	814
1,165	Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
	(Zero Coupon)	0.00	7/01/2029	919
1,150	Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
	(Zero Coupon)	0.00	7/01/2030	873
2,500	Dev. Finance Auth. (INS - AMBAC Assurance Corp.)
	(Zero Coupon)	0.00	7/01/2036	1,423
				4,029

California (7.5%)

800Antioch Unified School District (LIQ - Deutsche Bank A.G.) (LOC - Deutsche Bank A.G.) (Put

Date 7/05/2019)(a),(d)	1.95	8/01/2047	800

1| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Cerritos CCD (Zero Coupon)	0.00%	8/01/2031 $	735
2,500	Cerritos CCD (Zero Coupon)	0.00	8/01/2032	1,775
2,175	Cerritos CCD (Zero Coupon)	0.00	8/01/2033	1,493
1,000	Cerritos CCD (Zero Coupon)	0.00	8/01/2034	661
1,500	Cerritos CCD (Zero Coupon)	0.00	8/01/2035	955
2,200	Cerritos CCD (Zero Coupon)	0.00	8/01/2036	1,347
8,500	Coachella Valley Unified School District (INS -
	Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	8/01/2041	4,215
6,700	Corona-Norco Unified School District (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.50	8/01/2039	6,724
5,700	Educational Facility Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(d),(e)	2.30	3/01/2042	5,700
3,000	El Camino CCD (Zero Coupon)	0.00	8/01/2034	2,041
3,000	El Camino CCD (Zero Coupon)	0.00	8/01/2038	1,699
20,400	El Centro Financing Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(d)	2.15	7/01/2058	20,400
10,000	El Monte Union HSD (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	6/01/2042	4,643
2,500	Escondido Union HSD (INS - Assured Guaranty
	Municipal Corp.)	5.00	6/01/2037	2,572
2,000	Golden State Tobacco Securitization Corp.	5.00	6/01/2030	2,289
1,000	Health Facilities Financing Auth.	5.00	11/15/2056	1,152
1,580	Indio Redev. Agency	5.25	8/15/2035	1,584
5,415	Inland Empire Tobacco Securitization Auth. (PRE)	5.75	6/01/2026	5,620
2,000	Jurupa Public Financing Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	9/01/2033	2,078
1,200	Los Alamitos Unified School District, 5.95%,
	8/01/2024	0.00(f)	8/01/2034	1,237
4,500	Los Alamitos Unified School District, 6.05%,
	8/01/2024	0.00(f)	8/01/2042	4,516
3,000	Monterey Peninsula Unified School District (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.50	8/01/2034	3,275
1,860	Paramount Unified School District (Zero Coupon)	0.00	8/01/2034	1,187
2,000	Paramount Unified School District (Zero Coupon)	0.00	8/01/2035	1,216
2,750	Paramount Unified School District (Zero Coupon)	0.00	8/01/2037	1,544
2,750	Paramount Unified School District (Zero Coupon)	0.00	8/01/2036	1,609
1,110	Public Works Board (PRE)	5.00	10/01/2031	1,207
2,000	Public Works Board (PRE)	5.00	10/01/2030	2,175
2,000	Public Works Board	5.00	12/01/2031	2,172
2,500	Public Works Board	5.00	12/01/2029	2,715
2,950	Public Works Board	5.00	6/01/2031	3,339
3,500	Public Works Board	5.00	10/01/2039	4,012

400Sacramento City Financing Auth. (LIQ - Deutsche Bank A.G.) (LOC - Deutsche Bank A.G.) (Put

	Date 7/05/2019)(a),(d)	2.01	12/01/2030	400
2,000	Sacramento City Schools Joint Powers Financing
	Auth. (INS - Build America Mutual Assurance Co.)	5.00	3/01/2040	2,218
2,560	Sacramento City Schools Joint Powers Financing
	Auth. (INS - Build America Mutual Assurance Co.)	5.00	3/01/2036	2,870
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,919
3,000	San Marcos Schools Financing Auth. (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.00	8/15/2040	3,129
13,605	San Ysidro School District (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	8/01/2036	7,842
14,285	San Ysidro School District (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	8/01/2037	7,821
15,000	Santa Ana Unified School District (INS - Assured
	Guaranty Municipal Corp.) (Zero Coupon)	0.00	4/01/2029	11,270
5,000	Southern California Public Power Auth.	5.00	7/01/2040	5,171
6,750	State	5.00	2/01/2038	7,524
8,000	State	5.25	4/01/2035	8,851
5,000	State	5.00	10/01/2047	5,830

Portfolio of Investments | 2

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$8,885 Stockton Unified School District (INS - Assured
		Guaranty Municipal Corp.) (Zero Coupon)	0.00%	8/01/2034 $	5,703
	2,500	Victor Elementary School District (PRE) (INS -
		Assured Guaranty Municipal Corp.)	5.13	8/01/2034	2,508
	5,180	Washington Township Health Care Dist.	5.25	7/01/2030	5,369
	5,000	Washington Township Health Care Dist.	5.50	7/01/2038	5,179
					183,291

Colorado (1.8%)

10,000	E-470 Public Highway Auth. (INS - National Public
	Finance Guarantee Corp.) (Zero Coupon)	0.00	9/01/2035	5,105
2,000	E-470 Public Highway Auth.	5.38	9/01/2026	2,088
2,500	Educational & Cultural Facilities Auth.	5.25	4/01/2043	2,679
750	Educational & Cultural Facilities Auth.	5.00	4/01/2053	862
2,500	Educational & Cultural Facilities Auth.	4.00	12/01/2048	2,645
6,000	Health Facilities Auth.	5.00	6/01/2045	6,653
5,000	Health Facilities Auth.	5.00	12/01/2042	5,286
1,250	Health Facilities Auth.	5.00	6/01/2047	1,425
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,116
2,500	Park Creek Metropolitan District	5.00	12/01/2046	2,827
2,000	Park Creek Metropolitan District	5.00	12/01/2051	2,221
4,000	Rampart Range Metropolitan District No. 1 (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2047	4,679
5,000	Regional Transportation District	5.00	6/01/2044	5,539
1,000	Southlands Metropolitan District No. 1	5.00	12/01/2047	1,099
				44,224

Connecticut (0.5%)

2,000	Health & Educational Facilities Auth. (PRE)	5.00	7/01/2035	2,074
58,382	Mashantucket (Western) Pequot Tribe(g),(h)	2.05(i)	7/01/2031	2,000
5,500	State	5.00	4/15/2038	6,523
1,550	State	5.00	4/15/2039	1,858
				12,455

Delaware (0.2%)

4,000 EDA5.40 2/01/20314,152

District Of Columbia (1.5%)

1,500	District of Columbia	5.00	7/01/2042	1,621
1,305	District of Columbia	5.00	7/01/2036	1,416
1,700	District of Columbia (PRE)	6.00	7/01/2043	2,009
1,450	District of Columbia (PRE)	6.00	7/01/2048	1,713
1,275	District of Columbia(j)	5.00	7/01/2049	1,479
1,140	District of Columbia(j)	5.00	7/01/2054	1,311
5,000	Metropolitan Washington Airports Auth.	5.00	10/01/2039	5,188
10,000	Metropolitan Washington Airports Auth. Dulles Toll
	Road	5.00	10/01/2053	10,642
10,000	Washington Convention & Sports Auth.	5.00	10/01/2040	10,380
				35,759

Florida (8.8%)

8,875	Avenir Community Dev. Dist. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(d)	2.25	5/01/2049	8,875
350	Broward County School Board (PRE) (INS -
	Assured Guaranty Corp.)	5.25	7/01/2027	350
7,000	City of Atlantic Beach	5.63	11/15/2043	7,803
2,000	City of Atlantic Beach	5.00	11/15/2048	2,253
2,000	City of Clearwater (PRE)	5.25	12/01/2039	2,033
3,950	City of Gainesville	5.25	10/01/2034	4,132
2,270	City of Jacksonville	5.00	10/01/2029	2,499
500	City of Lakeland	5.00	9/01/2037	534
1,000	City of Lakeland	5.00	9/01/2042	1,063

3| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$13,125	City of Miami (INS - Assured Guaranty Municipal
	Corp.)	5.25%	7/01/2035 $	13,618
4,000	City of Miami (INS - Assured Guaranty Municipal
	Corp.)	5.25	7/01/2039	4,148
2,000	City of Miami Beach	5.00	9/01/2040	2,074
1,500	City of Miami Beach (INS - Assured Guaranty Corp.)	5.00	10/01/2034	1,512
5,675	Department of Children & Families	5.00	10/01/2025	5,691
1,500	Escambia County	6.25	11/01/2033	1,522
3,000	Halifax Hospital Medical Center	5.00	6/01/2046	3,303
600	Higher Educational Facilities Financial Auth.	5.00	4/01/2032	650
1,500	Higher Educational Facilities Financial Auth.	5.25	4/01/2042	1,633
1,370	Higher Educational Facilities Financial Auth.	5.00	3/01/2044	1,536
1,250	Higher Educational Facilities Financial Auth.	5.00	3/01/2049	1,396
4,000	Lee County IDA	5.75	10/01/2042	4,267
5,000	Lee County IDA	5.50	10/01/2047	5,360
3,750	Lee County IDA(j)	5.00	11/15/2044	4,322
8,600	Lee County IDA(g),(j)	5.00	11/15/2049	9,876
4,500	Lee Memorial Health System	4.00	4/01/2049	4,825
525	Miami-Dade County Aviation (PRE)	5.00	10/01/2029	549
6,350	Miami-Dade County Aviation (PRE)	5.00	10/01/2029	6,631
18,330	Miami-Dade County Aviation (PRE)	5.38	10/01/2035	19,251
4,875	Miami-Dade County Aviation (PRE)	5.38	10/01/2035	5,114
5,000	Miami-Dade County Expressway Auth.	5.00	7/01/2040	5,161
5,000	Miami-Dade County Expressway Auth.	5.00	7/01/2039	5,600
2,000	Miami-Dade County Health Facilities Auth.	4.00	8/01/2047	2,132
1,750	Miami-Dade County Rickenbacker Causeway	5.00	10/01/2043	1,948
3,950	Miami-Dade County Water & Sewer System (PRE)	5.00	10/01/2034	4,130
2,500	Municipal Loan Council (INS - Assured Guaranty
	Municipal Corp.)	5.25	10/01/2033	2,693
1,500	Orange County Health Facilities Auth.	4.00	10/01/2045	1,598
10,000	Orange County School Board (PRE) (INS - Assured
	Guaranty Corp.)	5.50	8/01/2034	10,034
2,000	Orlando-Orange County Expressway Auth. (PRE)	5.00	7/01/2035	2,073
4,745	Orlando-Orange County Expressway Auth. (PRE)	5.00	7/01/2035	4,916
1,255	Orlando-Orange County Expressway Auth. (PRE)	5.00	7/01/2035	1,301
5,000	Palm Beach County Health Facilities Auth.	5.00	5/15/2041	5,494
2,000	Palm Beach County Health Facilities Auth.	5.00	11/15/2045	2,283
155	Palm Beach County Solid Waste Auth. (PRE)	5.00	10/01/2031	167
9,845	Palm Beach County Solid Waste Auth.	5.00	10/01/2031	10,613
3,650	Pinellas County Educational Facilities Auth.	6.00	10/01/2041	3,870
1,000	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	1,066
1,000	Pinellas County Educational Facilities Auth.	5.25	10/01/2030	1,067
1,000	Polk County IDA	5.00	1/01/2049	1,108
1,000	Polk County IDA	5.00	1/01/2055	1,105
1,835	Sarasota County Health Facilities Auth.	5.00	5/15/2048	2,046
1,000	Sarasota County Public Hospital District (PRE)	5.63	7/01/2039	1,000
2,500	St. Lucie County (Put Date 7/01/2019)(a)	1.93	9/01/2028	2,500
3,000	St. Petersburg Health Facilities Auth. (PRE)	6.50	11/15/2039	3,057
2,200	Tampa Housing Auth.	4.85	7/01/2036	2,206
3,050	Tampa-Hillsborough County Expressway Auth.
	(PRE)	5.00	7/01/2042	3,375
2,350	Volusia County Educational Facilities Auth. (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.00	10/15/2029	2,542
2,000	Volusia County Educational Facility Auth.	5.00	10/15/2045	2,235
				214,140

Georgia (1.2%)

3,500	City of Atlanta Department of Aviation	5.00	1/01/2035	3,557
4,000	Dahlonega Downtown Dev. Auth. (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2040	4,147
680	Floyd County Dev. Auth. (Put Date 7/01/2019)(a)	2.01	9/01/2026	680
1,500	Glynn-Brunswick Memorial Hospital Auth.	5.00	8/01/2047	1,699
1,300	Heard County Dev. Auth. (Put Date 7/01/2019)(a)	2.03	9/01/2026	1,300
3,000	Main Street Natural Gas, Inc.	5.00	5/15/2049	4,045
5,700	Monroe County Dev. Auth. (Put Date 7/01/2019)(a)	2.01	4/01/2032	5,700

Portfolio of Investments | 4

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$4,490 Monroe County Dev. Auth. (Put Date 7/01/2019)(a)		2.01%	11/01/2048 $	4,490
	1,600	Private Colleges & Universities Auth.	5.00	10/01/2032	1,686
	1,250	Thomasville Hospital Auth. (PRE)	5.38	11/01/2040	1,316
	1,000	Thomasville Hospital Auth. (PRE)	5.25	11/01/2035	1,051
					29,671

Hawaii (0.2%)

6,000 Department of Budget & Finance	6.50	7/01/2039	6,025

Idaho (0.1%)

1,500 Health Facilities Auth. (PRE)	(INS - Assured
Guaranty Municipal Corp.)	5.00	7/01/2035	1,555

Illinois (13.8%)

1,530	Bureau County Township HSD No. 502 (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2037	1,801
1,555	Bureau County Township HSD No. 502 (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2038	1,826
1,400	Bureau County Township HSD No. 502 (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2039	1,640
5,000	Chicago Board of Education	5.00	12/01/2036	5,536
3,500	Chicago Midway International Airport	5.00	1/01/2046	3,997
2,500	Chicago Midway International Airport	5.00	1/01/2041	2,866
5,000	Chicago O'Hare International Airport	5.00	1/01/2041	5,820
4,200	Chicago O'Hare International Airport (PRE)	5.75	1/01/2039	4,480
800	Chicago O'Hare International Airport	5.75	1/01/2039	849
5,000	Chicago O'Hare International Airport	5.75	1/01/2043	5,641
3,000	Chicago Park District	5.00	1/01/2040	3,345
3,924	City of Chicago	6.75	12/01/2032	3,945
3,000	City of Chicago	5.00	11/01/2044	3,310
4,000	City of Chicago Wastewaster Transmission	5.00	1/01/2044	4,326
3,000	City of Chicago Wastewaster Transmission	5.00	1/01/2039	3,307
3,000	City of Chicago Wastewaster Transmission	5.00	1/01/2047	3,350
3,000	City of Springfield (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2040	3,360
9,500	Cook County CCD No. 508 (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2047	10,738
7,750	Cook County Sales Tax	5.00	11/15/2038	9,036
2,000	County of Will	4.00	11/15/2047	2,153
6,100	Finance Auth. (LOC - Bank of America Corp.) (Put
	Date 7/01/2019)(a),(e)	2.02	8/01/2044	6,100
2,000	Finance Auth.	5.00	8/15/2044	2,219
2,000	Finance Auth.	5.00	4/01/2026	2,001
4,500	Finance Auth.	5.00	4/01/2031	4,512
7,000	Finance Auth.	5.00	4/01/2036	7,019
8,000	Finance Auth. (PRE)	6.00	10/01/2032	8,640
7,065	Finance Auth.	5.50	4/01/2032	7,069
6,000	Finance Auth.	4.00	2/01/2033	6,303
14,000	Finance Auth.	3.90	3/01/2030	14,947
1,205	Finance Auth.	5.25	10/01/2039	1,212
700	Finance Auth.	5.00	5/15/2037	758
1,155	Finance Auth.	5.00	5/15/2047	1,231
5,000	Finance Auth.	6.00	7/01/2043	5,635
4,500	Finance Auth.	4.00	12/01/2046	4,678
5,000	Finance Auth.	4.00	7/01/2038	5,313
2,000	Finance Auth.	4.00	3/01/2038	2,154
12,395	Finance Auth.	4.00	10/01/2040	13,352
750	Finance Auth.	5.00	8/01/2042	840
750	Finance Auth.	5.00	8/01/2047	839
2,000	Finance Auth.	5.00	12/01/2047	2,196
1,000	Finance Auth.	5.00	2/15/2047	1,113
500	Finance Auth.	5.00	2/15/2050	556
10,000	Finance Auth.	5.00	1/01/2044	11,373
20	Finance Auth. (PRE)	4.00	2/15/2041	23
10,980	Finance Auth.	4.00	2/15/2041	11,884

5| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,250	Finance Auth.	5.00%	10/01/2049 $	1,486
1,000	Finance Auth.	5.00	10/01/2051	1,184
660	Metropolitan Pier & Exposition Auth. (INS - National
	Public Finance Guarantee Corp.)	5.50	6/15/2020	662
1,045	Metropolitan Pier & Exposition Auth. (INS - National
	Public Finance Guarantee Corp.)	5.55	6/15/2021	1,048
9,000	Northern Illinois Municipal Power Agency	4.00	12/01/2041	9,491
10,000	Railsplitter Tobacco Settlement Auth. (PRE)	5.50	6/01/2023	10,781
23,980	Regional Transportation Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.75	6/01/2020	24,915
37,550	Regional Transportation Auth. (INS - National Public
	Finance Guarantee Corp.)	6.50	7/01/2030	51,408
2,000	Sangamon County Water Reclamation District	5.75	1/01/2053	2,321
1,000	State (INS - Assured Guaranty Municipal Corp.)	4.00	2/01/2031	1,085
1,000	State (INS - Assured Guaranty Municipal Corp.)	4.00	2/01/2032	1,080
8,000	State (INS - Assured Guaranty Municipal Corp.)	5.00	4/01/2029	8,776
2,000	State	5.00	10/01/2033	2,278
4,000	State Toll Highway Auth.(j)	4.00	1/01/2044	4,333
1,000	University of Illinois	5.13	4/01/2036	1,049
10,000	Village of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2046	11,426
				336,616

Indiana (1.7%)

5,540	Evansville Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	4.00	2/01/2038	5,941
3,605	Evansville Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	4.00	2/01/2039	3,855
5,000	Finance Auth.	5.00	6/01/2039	5,135
4,000	Finance Auth.	5.00	10/01/2044	4,276
5,000	Finance Auth.	5.50	4/01/2046	5,532
1,495	Finance Auth.	5.00	2/01/2040	1,664
6,000	Finance Auth.	5.00	11/15/2053	6,660
7,000	Richmond Hospital Auth.	5.00	1/01/2039	7,757
				40,820

Iowa (0.5%)

6,235	Finance Auth.	5.00	5/15/2041	6,810
4,000	Finance Auth.	5.00	2/15/2048	4,674
				11,484

Kansas (0.4%)

2,500	City of Coffeyville (INS - National Public Finance
	Guarantee Corp.)(d)	5.00	6/01/2042	2,801
5,000	City of Lawrence	5.00	7/01/2048	5,826
2,000	Wyandotte County/Kansas City Unified	5.00	9/01/2045	2,277
				10,904

Kentucky (0.6%)

1,000	City of Ashland	5.00	2/01/2040	1,088
3,000	Economic Dev. Finance Auth.	5.00	8/15/2041	3,403
5,500	Economic Dev. Finance Auth.	5.00	5/15/2046	5,790
500	Economic Dev. Finance Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2041	537
2,000	Economic Dev. Finance Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2045	2,312
2,000	Owen County	6.25	6/01/2039	2,007
				15,137

Louisiana (3.8%)

2,100	City of Shreveport Water & Sewer Revenue (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2041	2,472
1,000	City of Shreveport Water & Sewer Revenue	5.00	12/01/2040	1,130

Portfolio of Investments | 6

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$1,100	City of Shreveport Water & Sewer Revenue (INS -
		Build America Mutual Assurance Co.)	4.00%	12/01/2037 $	1,204
	5,500	City of Shreveport Water & Sewer Revenue	5.00	12/01/2041	6,345
	1,000	City of Shreveport Water & Sewer Revenue	4.00	12/01/2049	1,080
	2,100	Consolidated Gov't of the Baton Rouge & Parish of
		East Baton Rouge (Put Date 7/01/2019)(a)	1.99	3/01/2022	2,100
	2,500	Lafayette Public Trust Financing Auth. (PRE) (INS -
		Assured Guaranty Municipal Corp.)	5.50	10/01/2035	2,629
	3,750	Local Government Environmental Facilities &
		Community Dev. Auth.	6.50	8/01/2029	3,947
	8,210	Local Government Environmental Facilities &
		Community Dev. Auth. (INS - Assured Guaranty
		Municipal Corp.)	4.00	10/01/2046	8,708
	1,685	Local Government Environmental Facilities &
		Community Dev. Auth. (INS - Assured Guaranty
		Municipal Corp.)	5.00	10/01/2039	1,972
	6,250	Local Government Environmental Facilities &
		Community Dev. Auth.	3.50	11/01/2032	6,480
	5,000	Local Government Environmental Facilities &
		Community Dev. Auth. (INS - Assured Guaranty
		Municipal Corp.)	5.00	10/01/2048	5,732
	6,000	Public Facilities Auth.	5.00	11/01/2045	6,573
	5,000	Public Facilities Auth. (INS - Build America Mutual
		Assurance Co.)	5.25	6/01/2051	5,658
	1,500	Public Facilities Auth.	5.00	7/01/2037	1,680
	5,000	Public Facilities Auth.	5.00	5/15/2046	5,710
	9,000	Public Facilities Auth.	4.00	1/01/2056	9,434
	2,000	Public Facilities Auth.	5.00	7/01/2057	2,261
	400	Public Facilities Auth.	5.00	7/01/2052	455
	15	Public Facilities Auth. (PRE)	4.00	5/15/2041	17
	1,235	Public Facilities Auth.	4.00	5/15/2041	1,293
	1,000	Public Facilities Auth.	4.00	12/15/2050	1,077
	6,750	St. Charles Parish (Put Date 6/01/2022)(b)	4.00	12/01/2040	7,120
	6,000	State	5.00	5/01/2045	7,092
	1,500	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,638
					93,807

Maine (0.4%)

9,000 Health & Higher Education Facilities Auth.	4.00	7/01/2046	9,240

Massachusetts (1.9%)

3,000	Dev. Finance Agency	5.00	7/01/2044	3,320
4,000	Dev. Finance Agency	5.50	7/01/2044	4,408
1,000	Dev. Finance Agency	5.00	4/15/2040	1,074
1,000	Dev. Finance Agency	5.00	7/01/2046	1,130
6,385	Dev. Finance Agency (PRE)	6.25	7/01/2030	6,385
3,615	Dev. Finance Agency	6.25	7/01/2030	3,615
3,370	Dev. Finance Agency	4.00	10/01/2046	3,501
2,280	Dev. Finance Agency	5.00	7/01/2047	2,525
1,000	Dev. Finance Agency	4.00	7/01/2038	1,045
3,000	Dev. Finance Agency	5.00	7/01/2044	3,421
10,000	Dev. Finance Agency	5.00	7/01/2053	11,551
1,000	Dev. Finance Agency	4.00	6/01/2049	1,055
3,500	Health & Educational Facilities Auth.	5.00	7/15/2032	3,532
500	Health & Educational Facilities Auth.	5.00	7/15/2037	504
				47,066

Michigan (1.9%)

2,500	Downriver Utility Wastewater Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2043	2,910
1,000	Finance Auth.	5.00	11/01/2043	1,195
3,000	Finance Auth.	4.00	11/15/2050	3,245
8,000	Finance Auth.	4.00	2/15/2047	8,574

7| USAA Tax Exempt Long-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$2,000 Genesee County (INS - Build America Mutual
		Assurance Co.)	4.00%	2/01/2041 $	2,139
	2,900	Genesee County (INS - Build America Mutual
		Assurance Co.)	5.00	2/01/2046	3,315
	6,000	Jackson Public Schools (NBGA - Michigan School
		Bond Qualification & Loan Program)	5.00	5/01/2045	7,099
	3,000	Jackson Public Schools (NBGA - Michigan School
		Bond Qualification & Loan Program)	5.00	5/01/2048	3,539
	2,750	Karegnondi Water Auth.	5.00	11/01/2045	3,171
	4,500	Lansing Board of Water & Light	5.00	7/01/2037	4,786
	4,000	Livonia Public Schools School District (INS -
		Assured Guaranty Municipal Corp.)	5.00	5/01/2045	4,584
	3,000	Strategic Fund	5.63	7/01/2020	3,117
					47,674

Minnesota (0.1%)

2,500 Higher Education Facilities Auth. (PRE)	5.00	10/01/2039	2,523

Mississippi (0.2%)

2,400	Business Finance Corp. (Put Date 7/01/2019)(a),(e)	1.95	4/01/2044	2,400
3,000	Warren County	5.38	12/01/2035	3,245
				5,645

Missouri (2.9%)

2,460	Cape Girardeau County IDA	6.00	3/01/2033	2,819
750	Cape Girardeau County IDA	5.00	3/01/2036	848
17,775	Dev. Finance Board	4.00	6/01/2046	18,872
3,000	Hannibal IDA	5.00	10/01/2047	3,420
1,000	Health & Educational Facilities Auth.	5.00	11/15/2043	1,172
5,510	Health & Educational Facilities Auth.	5.00	5/15/2040	5,901
3,500	Health & Educational Facilities Auth.	5.00	2/01/2042	3,879
18,795	Health & Educational Facilities Auth. (Put Date
	7/05/2019)(a),(e)	1.83	5/15/2038	18,795
2,500	Health & Educational Facilities Auth.	4.00	2/15/2054	2,704
5,000	St. Louis County IDA	5.88	9/01/2043	5,532
2,000	St. Louis County IDA	5.00	9/01/2048	2,207
3,065	St. Louis Municipal Finance Corp. (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2038	3,593
2,040	Stoddard County IDA	6.00	3/01/2037	2,323
				72,065

Montana (0.4%)

5,000	City of Forsyth	5.00	5/01/2033	5,212
4,000	City of Forsyth	3.90	3/01/2031	4,192
				9,404

Nebraska (0.3%)

2,000	Central Plains Energy Project	5.00	9/01/2042	2,647
3,400	Douglas County Hospital Auth.	5.00	11/01/2048	3,778
				6,425

Nevada (1.7%)

2,775	City of Carson	5.00	9/01/2047	3,113
4,000	Clark County Department of Aviation (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2026	4,000
11,000	Clark County Department of Aviation	5.13	7/01/2034	11,190
5,000	Clark County Department of Aviation (INS - Assured
	Guaranty Municipal Corp.)	5.25	7/01/2039	5,088
4,400	Las Vegas Convention & Visitors Auth.	4.00	7/01/2041	4,693
12,140	Las Vegas Convention & Visitors Auth.	4.00	7/01/2046	12,896
				40,980

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

New Jersey (4.5%)

$20,000	EDA (MUNIPSA + 1.60%)	3.50%(c)	3/01/2028 $	20,078
10,000	EDA	5.00	6/15/2040	10,834
3,000	EDA	5.25	6/15/2040	3,333
4,000	EDA	5.00	6/15/2041	4,443
6,000	EDA	5.00	9/01/2024	6,330
2,000	EDA	5.00	6/15/2028	2,147
1,200	EDA (INS - Assured Guaranty Municipal Corp.)	5.00	6/01/2042	1,385
3,000	EDA	5.00	6/15/2047	3,352
3,500	EDA	5.00	6/15/2043	3,962
5,000	Educational Facilities Auth.	5.00	9/01/2036	5,618
3,000	Educational Facilities Auth.	5.00	7/01/2047	3,334
1,250	Health Care Facilities Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2046	1,400
15,000	Health Care Facilities Financing Auth. (PRE)	5.63	7/01/2032	16,259
2,250	Health Care Facilities Financing Auth.	5.00	10/01/2038	2,547
13,150	Morris County Improvement Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 7/05/2019)(a),(d)	2.30	10/01/2047	13,150
3,000	Tobacco Settlement Financing Corp.	5.25	6/01/2046	3,417
2,000	Transportation Trust Fund Auth.	5.25	6/15/2041	2,225
2,125	Transportation Trust Fund Auth.	5.00	12/15/2036	2,442
4,000	Transportation Trust Fund Auth.	5.25	6/15/2043	4,611
				110,867

New Mexico (0.2%)

5,000 City of Farmington	5.90	6/01/2040	5,178

New York (1.7%)

2,040	Buffalo & Erie County Industrial Land Dev. Corp.	5.38	10/01/2041	2,172
60	City of New York	5.88	8/01/2019	60
2,250	Dormitory Auth.	5.25	7/01/2029	2,256
16,130	Liberty Dev. Corp.	5.25	10/01/2035	21,395
5,000	MTA (Zero Coupon)	0.00	11/15/2032	3,466
2,000	Thruway Auth.	5.00	1/01/2051	2,290
2,500	Triborough Bridge & Tunnel Auth. (Zero Coupon)	0.00	11/15/2032	1,742
5,000	Triborough Bridge & Tunnel Auth. (Zero Coupon)	0.00	11/15/2031	3,600
3,000	Triborough Bridge & Tunnel Auth. (Zero Coupon)	0.00	11/15/2032	2,082
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,075
1,000	TSASC, Inc.	5.00	6/01/2041	1,090
				42,228

North Carolina (0.7%)

10,000	Capital Facilities Finance Agency	4.63	11/01/2040	10,316
5,000	Columbus County Industrial Facilities & Pollution
	Control Financing Auth.	6.25	11/01/2033	5,075
2,725	Medical Care Commission	5.00	1/01/2049	3,038
				18,429

North Dakota (0.7%)

4,685	City of Fargo	6.25	11/01/2031	5,209
2,500	McLean County	4.88	7/01/2026	2,566
7,500	Ward County	5.00	6/01/2053	8,271
				16,046

Ohio (2.6%)

6,000	Air Quality Dev. Auth.(g),(k)	5.70	8/01/2020	5,520
10,000	Buckeye Tobacco Settlement Financing Auth.	5.88	6/01/2030	9,823
10,000	Buckeye Tobacco Settlement Financing Auth.	5.75	6/01/2034	9,738
2,700	City of Centerville	5.25	11/01/2047	2,925
1,000	City of Cleveland (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2031	1,078
9,000	Cuyahoga County	4.75	2/15/2047	9,582

9| USAA Tax Exempt Long-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$2,500	Hamilton County	5.00%	1/01/2051 $	2,712
	1,000	Higher Educational Facility Commission	5.25	1/01/2048	1,038
	320	Lake County	5.63	8/15/2029	321
	6,000	Lucas County	5.25	11/15/2048	7,054
	3,100	Ross County	5.00	12/01/2044	3,680
	6,000	Ross County	5.00	12/01/2049	7,088
	2,000	Turnpike & Infrastructure Commission	5.25	2/15/2033	2,244
					62,803

Oklahoma (1.8%)

4,200	Comanche County Hospital Auth.	5.00	7/01/2032	4,398
4,500	Dev. Finance Auth.	5.25	8/01/2057	4,252
4,250	Dev. Finance Auth.	5.50	8/15/2057	5,036
10,000	Municipal Power Auth.	4.00	1/01/2047	10,669
10,820	Muskogee Industrial Trust (Put Date 7/05/2019)(a)	2.00	1/01/2025	10,820
5,700	Muskogee Industrial Trust (Put Date 7/05/2019)(a)	2.05	6/01/2027	5,700
2,000	Tulsa County Industrial Auth.	5.25	11/15/2045	2,252
				43,127

Oregon (0.3%)

960	City of Keizer	5.20	6/01/2031	962
2,000	Deschutes County Hospital Facilities Auth.	4.00	1/01/2046	2,110
2,160	Port of Morrow (Put Date 7/05/2019)(a)	2.02	2/01/2027	2,160
1,000	Salem Hospital Facility Auth.	5.00	5/15/2048	1,138
1,180	Yamhill County Hospital Auth.	5.00	11/15/2051	1,296
				7,666

Pennsylvania (6.2%)

750	Allegheny County Higher Education Building Auth.
	(PRE)	5.50	3/01/2031	801
6,500	Allegheny County Hospital Dev. Auth.	5.00	4/01/2047	7,538
355	Allegheny County IDA	5.13	9/01/2031	355
4,000	Allegheny County Sanitary Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2040	4,176
3,170	Allegheny County Sanitary Auth.	5.00	6/01/2043	3,769
5,000	Allentown Commercial & IDA(d)	6.25	7/01/2047	5,068
300	Altoona Area School District (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2048	339
1,000	Altoona Area School District (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2045	1,133
8,500	Berks County IDA	5.00	11/01/2050	9,723
1,000	Berks County IDA	5.00	5/15/2048	1,105
3,250	Chester County IDA	5.25	10/15/2047	3,459
500	Commonwealth Financing Auth.	5.00	6/01/2035	597
5,000	Delaware River JT Toll Bridge Commission	5.00	7/01/2047	5,901
7,000	Economic Dev. Finance Auth.	4.00	10/01/2023	7,230
480	Erie Parking Auth. (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.13	9/01/2032	501
595	Erie Parking Auth. (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.20	9/01/2035	621
1,390	Erie Parking Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.13	9/01/2032	1,442
1,700	Erie Parking Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.20	9/01/2035	1,764
1,970	Higher Educational Facilities Auth.	5.25	7/15/2033	2,151
2,750	Higher Educational Facilities Auth.	5.50	7/15/2038	2,997
2,500	Montgomery County Higher Education & Health
	Auth.	4.00	9/01/2049	2,654
3,500	Montgomery County Higher Education & Health
	Auth.	4.00	9/01/2051	3,704
2,000	Montgomery County IDA	5.00	12/01/2048	2,219
1,000	Montgomery County IDA	5.00	12/01/2044	1,141
1,000	Montgomery County IDA	5.00	12/01/2049	1,137
4,000	Northampton County General Purpose Auth.	4.00	8/15/2040	4,218

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,440	Northampton County General Purpose Auth.	5.00%	8/15/2048 $	2,852
1,000	Northeastern Pennsylvania Hospital & Education
	Auth.	5.00	5/01/2044	1,164
1,350	Northeastern Pennsylvania Hospital & Education
	Auth.	5.00	5/01/2049	1,564
1,000	Philadelphia School District	5.00	9/01/2037	1,152
2,000	Philadelphia School District	5.00	9/01/2038	2,298
2,500	Philadelphia School District	5.00	9/01/2043	2,919
5,000	Pittsburgh Water & Sewer Auth. (INS - Assured
	Guaranty Municipal Corp.)(j)	5.00	9/01/2044	6,010
1,025	Scranton School District (INS - Build America
	Mutual Assurance Co.)	4.00	12/01/2037	1,125
1,000	State	5.00	7/01/2043	1,174
1,250	Turnpike Commission	5.00	12/01/2033	1,505
10,000	Turnpike Commission	5.25	12/01/2044	11,247
3,000	Turnpike Commission	5.00	12/01/2046	3,377
8,000	Turnpike Commission	5.00	6/01/2039	9,124
4,000	Turnpike Commission	5.00	6/01/2042	4,630
4,000	Turnpike Commission	5.00	12/01/2047	4,695
1,000	Turnpike Commission	5.00	12/01/2037	1,171
5,000	Turnpike Commission	5.00	12/01/2043	5,962
5,000	Turnpike Commission	4.00	12/01/2049	5,287
3,200	Washington County IDA (PRE)	5.00	11/01/2036	3,299
750	Wilkes-Barre Area School District (INS - Build
	America Mutual Assurance Co.)	4.00	4/15/2049	803
3,000	Wilkes-Barre Area School District (INS - Build
	America Mutual Assurance Co.)	5.00	4/15/2059	3,506
				150,607

Puerto Rico (0.1%)

2,000 Industrial, Tourist, Educational, Medical,
Environmental Control Facilities Financing Auth.	5.38	4/01/2042	2,005

Rhode Island (0.1%)

2,000	Health & Educational Building Corp. (PRE)	6.00	9/01/2033	2,372
180	Housing & Mortgage Finance Corp.	6.85	10/01/2024	180
				2,552

South Carolina (0.5%)

2,500	City of Rock Hill Combined Utility System	4.00	1/01/2049	2,710
2,250	Greenwood County (PRE)	5.38	10/01/2039	2,272
7,000	Public Service Auth.	5.25	12/01/2055	8,025
				13,007

South Dakota (0.3%)

500	Educational Enhancement Funding Corp.	5.00	6/01/2027	553
2,500	Health & Educational Facilities Auth.	5.25	11/01/2029	2,529
4,000	Health & Educational Facilities Auth.	5.00	7/01/2042	4,214
				7,296

Tennessee (0.5%)

900	Chattanooga Health Educational & Housing Facility
	Board (Put Date 7/05/2019)(a)	2.10	5/01/2039	900
2,000	Greeneville Health & Educational Facilities Board	5.00	7/01/2044	2,327
2,000	Johnson City Health & Educational Facilities Board	5.00	8/15/2042	2,125
4,000	Metropolitan Government of Nashville & Davidson
	County Health & Educational Facilities Board	5.00	7/01/2046	4,576
1,500	Metropolitan Government of Nashville & Davidson
	County Health & Educational Facilities Board	5.00	10/01/2045	1,699
				11,627

11 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Texas (18.9%)

$7,200	Arlington Higher Education Finance Corp. (NBGA -
	Texas Permanent School Fund)	5.00%	12/01/2053 $	8,227
3,000	Arlington Higher Education Finance Corp. (NBGA -
	Texas Permanent School Fund)	5.00	2/15/2041	3,456
10,000	Arlington Higher Education Finance Corp. (NBGA -
	Texas Permanent School Fund)	4.00	8/15/2043	10,950
5,340	Bell County Health Facilities Dev. Corp. (ETM)	6.50	7/01/2019	5,340
500	Bexar County(j)	4.00	8/15/2044	539
1,700	Bexar County(j)	4.00	8/15/2049	1,821
8,450	Bexar County Health Facilities Dev. Corp.	4.00	7/15/2045	8,542
600	Bexar County Health Facilities Dev. Corp.	5.00	7/15/2042	670
6,000	Central Texas Regional Mobility Auth. (PRE)	5.75	1/01/2031	6,385
2,500	Central Texas Regional Mobility Auth.	5.00	1/01/2042	2,705
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2045	3,929
5,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	5,281
6,500	Central Texas Turnpike System	5.00	8/15/2042	7,223
18,530	Central Texas Turnpike System (INS - AMBAC
	Assurance Corp.) (Zero Coupon)	0.00	8/15/2030	13,990
3,850	Central Texas Turnpike System	5.00	8/15/2041	4,146
7,500	City of Arlington (INS - Assured Guaranty Municipal
	Corp.)	5.00	2/15/2048	8,804
5,900	City of Corpus Christi Utility System	4.00	7/15/2039	6,350
3,715	City of Houston	5.00	9/01/2040	4,152
2,390	City of Irving	5.00	8/15/2043	2,393
700	City of Laredo Waterworks & Sewer System	4.00	3/01/2041	748
1,000	Clifton Higher Education Finance Corp.	6.00	8/15/2033	1,144
2,750	Clifton Higher Education Finance Corp.	6.00	8/15/2043	3,101
4,250	Clifton Higher Education Finance Corp. (NBGA -
	Texas Permanent School Fund)	5.00	8/15/2039	4,768
10,000	Clifton Higher Education Finance Corp. (NBGA -
	Texas Permanent School Fund)	5.00	8/15/2048	11,855
4,000	Dallas/Fort Worth International Airport	5.00	11/01/2034	4,171
6,500	Del Mar College District	5.00	8/15/2048	7,557
4,000	Harris County Cultural Education Facilities Finance
	Corp.	5.25	10/01/2029	4,039
6,100	Harris County Cultural Education Facilities Finance
	Corp.	5.00	6/01/2038	6,494
15,000	Harris County Hospital District	4.00	2/15/2042	15,726
7,000	Harris County IDC (PRE)	5.00	2/01/2023	7,105
10,000	Houston Higher Education Finance Corp.	5.00	9/01/2042	10,895
6,000	Karnes County Hospital District	5.00	2/01/2044	6,381
1,900	Kerrville Health Facilities Dev. Corp.	5.00	8/15/2035	2,152
3,000	Laredo CCD (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.25	8/01/2035	3,125
5,300	Matagorda County Navigation District No. 1	6.30	11/01/2029	5,424
9,615	Matagorda County Navigation District No. 1	4.00	6/01/2030	10,273
6,000	Matagorda County Navigation District No. 1	4.00	6/01/2030	6,410
15,000	Midlothian ISD (NBGA - Texas Permanent School
	Fund)	5.00	2/15/2047	17,626
1,250	New Hope Cultural Education Facilities Finance
	Corp.	5.00	4/01/2048	1,254
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,088
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,047
6,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	5,651
1,000	New Hope Cultural Education Facilities Finance
	Corp. (INS - Assured Guaranty Municipal Corp.)	5.00	7/01/2048	1,141
5,000	North Fort Bend Water Auth.	5.00	12/15/2036	5,386
3,000	North Texas Tollway Auth. (PRE) (Zero Coupon)	0.00	9/01/2037	1,437
5,000	North Texas Tollway Auth.	5.00	1/01/2045	5,648

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,000	North Texas Tollway Auth. (INS - National Public
	Finance Guarantee Corp.)	5.00%	1/01/2048 $	5,776
2,000	North Texas Tollway Auth.	5.00	1/01/2048	2,344
1,750	North Texas Tollway Auth.	5.00	1/01/2050	2,043
4,900	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(a)	2.07	4/01/2040	4,900
6,500	Port of Port Arthur Navigation District (Put Date
	7/05/2019)(a)	2.05	11/01/2040	6,500
13,400	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(a)	2.07	4/01/2040	13,400
22,945	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(a)	2.06	4/01/2040	22,945
49,100	Port of Port Arthur Navigation District (Put Date
	7/05/2019)(a)	2.05	11/01/2040	49,100
7,000	Princeton ISD (NBGA - Texas Permanent School
	Fund)	5.00	2/15/2048	8,365
15,000	Prosper ISD (NBGA - Texas Permanent School
	Fund)	5.00	2/15/2048	17,990
2,000	Red River Education Finance Corp.	4.00	6/01/2041	2,061
3,000	Red River Education Finance Corp.	5.50	10/01/2046	3,408
4,500	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2045	4,474
6,315	Tarrant County Cultural Education Facilities Finance
	Corp.(g),(k)	5.63	11/15/2027	4,421
4,000	Tarrant County Cultural Education Facilities Finance
	Corp.(g),(k)	5.75	11/15/2037	2,800
3,600	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2036	3,639
7,000	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2046	7,791
2,500	Tarrant County Cultural Education Facilities Finance
	Corp.	6.75	11/15/2047	2,851
4,000	Tarrant County Cultural Education Facilities Finance
	Corp.	6.75	11/15/2052	4,548
1,000	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2046	1,126
10,000	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	7/01/2048	11,805
5,000	Transportation Commission	5.00	8/01/2057	5,773
2,490	Uptown Dev Auth.	5.00	9/01/2040	2,743
1,000	Uptown Dev. Auth. (PRE)	5.50	9/01/2029	1,007
1,645	Uptown Dev. Auth.	5.00	9/01/2039	1,839
4,365	Uptown Dev. Auth.	5.00	9/01/2037	4,837
4,770	Wood County Central Hospital District (PRE)	6.00	11/01/2041	5,241
				460,276

Vermont (0.1%)

3,000 Educational & Health Buildings Financing Agency	5.00	10/15/2046	3,342

Virginia (1.2%)

5,000	Alexandria IDA	5.00	10/01/2050	5,496
5,000	College Building Auth.	5.00	6/01/2029	5,001
11,280	College Building Auth.	5.00	6/01/2026	11,284
3,575	Lewistown Commerce Center Community Dev. Auth.	6.05	3/01/2044	3,397
1,726	Lewistown Commerce Center Community Dev. Auth.	6.05	3/01/2044	1,640
5,697	Lewistown Commerce Center Community Dev.
	Auth.(g)	6.05	3/01/2054	1,040
448	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	449
				28,307

Washington (1.1%)

3,800 Health Care Facilities Auth. (LIQ - J.P.Morgan Chase
& Co.) (Put Date 7/05/2019)(a),(d)	2.25	9/06/2020	3,800

13 | USAA Tax Exempt Long-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$2,500 Health Care Facilities Auth. (PRE) (INS - Assured
		Guaranty Corp.)	6.00%	8/15/2039 $	2,514
	5,500	Health Care Facilities Auth.	4.00	7/01/2042	5,901
	3,055	Housing Finance Commission	5.00	1/01/2043	3,405
	9,000	King County Public Hospital District No 1	5.00	12/01/2043	10,535
					26,155

West Virginia (0.2%)

2,000	EDA	5.38	12/01/2038	2,099
2,000	Hospital Finance Auth.	5.00	1/01/2043	2,315
				4,414

Wisconsin (2.1%)

7,800	City of Kaukauna (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/15/2035	8,606
2,500	Health & Educational Facilities Auth. (PRE)	5.38	8/15/2037	2,562
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,035
5,000	Health & Educational Facilities Auth.	5.00	9/15/2050	5,219
2,200	Public Finance Auth.(d)	5.25	5/15/2042	2,388
1,000	Public Finance Auth.	5.00	7/01/2047	1,065
1,000	Public Finance Auth.	5.00	7/01/2052	1,059
6,000	Public Finance Auth.	5.00	7/01/2044	7,085
3,090	Public Finance Auth.	5.25	10/01/2043	3,529
1,285	Public Finance Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	7/01/2054	1,475
1,500	Public Finance Auth. (INS – Assured Guaranty
	Municipal Corp.)	5.00	7/01/2058	1,680
1,480	Public Finance Auth.	5.00	6/15/2049	1,662
1,000	Public Finance Auth.	5.00	6/15/2053	1,114
11,000	Public Finance Auth.	4.00	10/01/2049	11,826
520	Public Finance Auth.(d)	5.00	6/15/2049	545
455	Public Finance Auth.(d)	5.00	6/15/2054	473
				51,323

Wyoming (0.2%)

6,000 Sweetwater County		5.25	7/15/2026	6,030
Total Municipal Obligations (cost: $2,365,406)				2,462,541
Total Investments(cost:$2,365,406)				$2,462,541
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$2,462,541	$—	$2,462,541
Total	$—	$2,462,541	$—	$2,462,541

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 14

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2019 (unaudited)

GENERAL NOTES

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee.

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Tax Exempt Long-Term Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

15 | USAA Tax Exempt Long-Term Fund

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,440,475,000 at June 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
ETM	Escrowed to final maturity
HSD	High School District
IDA	Industrial Development Authority/Agency

Notes to Portfolio of Investments | 16

IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(c)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2019.

17 | USAA Tax Exempt Long-Term Fund

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)At June 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(i)Up to 2.05% of the coupon may be PIK.

(j)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(k)At June 30, 2019, the issuer was in default with respect to interest and/or principal payments.

Notes to Portfolio of Investments | 18